Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Finished products	$ 1,635	$ 1,960
Raw materials and work in process	666	600
Gross inventories	$ 2,301	$ 2,560
Percent of LIFO inventory	41.00%	43.00%